Assets Subject to Lien and Assets Acquired Through Foreclosures	12 Months Ended
Dec. 31, 2017
Disclosure Of Collateral [Abstract]
Assets Subject To Lien And Assets Acquired Through Foreclosures

18. ASSETS SUBJECT TO LIEN AND ASSETS ACQUIRED THROUGH FORECLOSURES

(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2016
		Collateral given to	Amount	Reason for collateral
Loan and receivables	Due from banks in local currency	Samsung Securities and others	24,589	Margin deposit for futures and options and others
	Due from banks in foreign currencies	Korea Investment & Securities and others	227,249	Foreign margin deposit for future or option and others
Financial assets at FVTPL	Industrial and financial debt securities and others	Yuanta Securities and others	473,476	Substitute securities and others
AFS financial assets	Korean treasury and government agencies bonds	Korea Securities Depository and others	2,546,683	Related to bonds sold under repurchase agreements(*)
	Financial institutions debt securities and others	The BOK and others	836,522	Settlement risk and others
HTM financial assets	Korean treasury and government agencies bonds	Korea Securities Depository and others	7,133	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government agencies bonds and others	The BOK and others	6,185,295	Settlement risk and others
Lands and buildings		Credit Counselling & Recovery Service and others	6,310	Leasehold rights and others

		Total	10,307,257

		December 31, 2017
		Collateral given to	Amount	Reason for collateral
Loan and receivables	Due from banks on time in local currency	Bank of China and others	6,629	Collaterals for issuing letter of guarantee and others
	Due from banks in local currency	Samsung Securities Co., Ltd. and others	10,809	Margin deposit for futures or option
	Due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	9,136	Foreign margin deposit for future or option and others
Financial assets at FVTPL	Financial institutions debt securities and others	Yuanta Securities Co., Ltd. and others	501,523	Substitute securities and others
AFS financial assets	Corporate bonds	Korea Securities Depository and others	9,998	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government agencies bonds and others	The BOK and others	1,570,608	Settlement risk and others
HTM financial assets	Korean treasury and government agencies bonds	Korea Securities Depository	5,436	Related to bonds sold under repurchase agreements(*)
	Financial institutions debt securities and others	The BOK and others	7,605,292	Settlement risk and others
Lands and buildings	Land and building	Credit Counselling & Recovery Service and others	6,186	Leasehold rights and others

		Total	9,725,617

(*)	The Group enters into the repurchase agreements at predetermined price or original sale price added with certain rate of return after the disposal of securities. In this regards, the securities are provided as collaterals, and the purchasers are eligible to dispose or provide them as collateral. Therefore, as such securities have been transferred but have not been derecognized, the Group recognizes the relevant amount as liability (bond sold under repurchase agreements).

(2)	The carrying amounts of buildings acquired through foreclosure are as follow (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Land	4,138	332
Building	1,852	44
Properties not used in business	202	—

Total	6,192	376

(3)	Loaned securities are as follows (Unit: Korean Won in millions):

		December 31, 2016	December 31, 2017	Loaned to
Financial assets at FVTPL	Korean Equity securities	4,459	—	Samsung Securities Co., Ltd. and others
AFS financial assets	Korean treasury and government agencies bonds and others	493,579	170,256	Korea Securities Depository and others

Total		498,038	170,256

Loaned securities are lending of specific securities to borrowers who agree to return the same quantity of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities related to loaned securities.

(4)	Collaterals held that can be disposed and re-collateralized regardless of defaults of counterparties

Fair values of collaterals held can be disposed and re-subjected to lien regardless of defaults of counterparties as of December 31, 2016 and 2017 are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	8,746,101	—

	December 31, 2017
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	17,671,490	—